Supplement to the

Fidelity Freedom Funds®

Fidelity Freedom Income Fund®
Fidelity Freedom 2000 Fund®
Fidelity Freedom 2005 Fund®
Fidelity Freedom 2010 Fund®
Fidelity Freedom 2015 Fund®
Fidelity Freedom 2020 Fund®
Fidelity Freedom 2025 Fund®
Fidelity Freedom 2030 Fund®
Fidelity Freedom 2035 Fund®
Fidelity Freedom 2040 Fund®
Fidelity Freedom 2045 FundSM
Fidelity Freedom 2050 FundSM
Funds of Fidelity Aberdeen Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2007

The following information replaces similar information for Freedom Income and Freedom 2010 in the "Management Contracts" section on page 47.

DOLLAR RANGE OF FUND SHARES OWNED AS OF 03/31/07
	Freedom Income	Freedom 2010
Ren Cheng	Over $1,000,000	$100,001 - $500,000

The following information replaces similar information found in the "Fund Holdings Information" section on page 55.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end). Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end.

FFB-07-02 July 5, 2007
1.476278.119